Condensed financial information of Plastec Technologies, Ltd. (Details 2) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Cash flows from operating activities
Net income	59,823	40,035	167,821	80,880	70,212	50,404
Change in operating assets and liabilities
Net cash provided by operating activities	247,566		256,221	158,303		216,628
Cash flows from investing activity
Net cash used in investing activity	(73,414)		(368)	(50,127)		(133,728)
Cash flows from financing activities
Proceeds used in repurchase of shares and warrants	(2,841)		(406)	(63,404)		(92,025)
Dividend paid	0		(30,275)	0		0
Net cash used in financing activities	(63,118)		(68,463)	(72,514)		(110,180)
Net increase/(decrease) in cash and cash equivalents	111,034		187,390	35,662		(27,280)
Cash and cash equivalents, beginning of year / period	199,818	219,757	348,901	309,862		219,757
Cash and cash equivalents, end of year / period	309,862		528,527	348,901	309,862	199,818
Parent [Member]
Cash flows from operating activities
Net income	1,077		420,499	231,116		640
Change in operating assets and liabilities
Prepaid expenses	574		(1,076)	0		(272)
Accounts payable and accrued liabilities	1		(193)	239		0
Income tax	0		1,519	1,378		0
Net cash provided by operating activities	1,652		420,749	232,733		368
Cash flows from investing activity
Increase in dividend receivable	0		(70,000)	0		0
Net cash used in investing activity	0		(70,000)	0		0
Cash flows from financing activities
Increase/(decrease) in amount due to subsidiaries	(4,005)		0	0		65,868
Increase in amount due from subsidiaries	0		(187,780)	(162,068)		0
Proceeds used in repurchase of shares and warrants	(2,840)		(406)	(63,404)		(92,026)
Dividend paid	0		(30,275)	0		0
Net cash used in financing activities	(6,845)		(218,461)	(225,472)		(26,158)
Net increase/(decrease) in cash and cash equivalents	(5,193)		132,288	7,261		(25,790)
Cash and cash equivalents, beginning of year / period	28,980	54,770	31,048	23,787		54,770
Cash and cash equivalents, end of year / period	23,787		163,336	31,048	23,787	28,980